12. Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

12.	Intangible Assets

Intangible assets consisted of the following:

	Useful Life		Accumulated	Impairment
	(in months)	Gross	Amortization	Charge	Net
As of December 31, 2018
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,366	(1,270)	(1,295)	1,801
		$7,066	$(3,970)	$(1,295)	$1,801
As of December 31, 2017
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,717	(1,086)	(1,326)	2,305
		$7,417	$(3,786)	$(1,326)	$2,305

The customer relationship was mainly contributed by the acquisition of Solar Juice in May 2015. As customer relationship with clients was the key driver of the revenue for Solar Juice, which will bring further economic benefit to the Group’s business. Therefore, the customer relationship was separately identified as an intangible asset on the acquisition date. The balance is amortized over the useful life of 10 years. The Group recorded impairment loss of $nil, $nil and $1,235 on customer relationship from continuing operations, respectively, for the years ended December 31, 2018, 2017 and 2016.

Amortization expense for other intangible assets was $300, $302 and $467 from continuing operations for the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018, the estimated future amortization expense related to other intangible assets is as follows:

USD
2019	$277
2020	277
2021	277
2022	277
2023	277
Thereafter	416
$1,801